Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GAMCO MATHERS FUND
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Supplement [Text Block]	gmf_SupplementTextBlock

The GAMCO Mathers Fund (the "Fund")

Supplement dated May 30, 2013, to the Class AAA Prospectus dated April 30, 2013

Effective immediately, the following replaces the first sentence of the fourth paragraph under the "Principal Investment Strategies" sub-section in the "Summary of the Fund" section and the first sentence of the fourth paragraph under the "Investment Objective, Investment Strategies, and Related Risks" section:

"The Fund may make short sales of equity securities, including exchange-traded funds ("ETFs"), in amounts of up to 75% of the value of the Fund's net assets as determined at the time of the short sale."

THE GABELLI MATHERS FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmf_SupplementTextBlock

The GAMCO Mathers Fund (the "Fund")

Supplement dated May 30, 2013, to the Class AAA Prospectus dated April 30, 2013

Effective immediately, the following replaces the first sentence of the fourth paragraph under the "Principal Investment Strategies" sub-section in the "Summary of the Fund" section and the first sentence of the fourth paragraph under the "Investment Objective, Investment Strategies, and Related Risks" section:

"The Fund may make short sales of equity securities, including exchange-traded funds ("ETFs"), in amounts of up to 75% of the value of the Fund's net assets as determined at the time of the short sale."